Investment In Operating Leases, Net (Schedule Of Depreciation Expense On Operating Lease Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases, Operating [Abstract]
Depreciation Expense On Operating Lease Assets	$ 2,600	$ 2,666	$ 2,327
Gross Remarketing (Gains) Losses	(351)	(433)	(332)
Depreciation expense on operating lease assets	$ 2,249	$ 2,233	$ 1,995